Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	¥ (95,985)	$ (15,182)	¥ (59,422)	¥ 19,215
Carrying amount of the investment	151,095		227,120	273,991	$ 23,899
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	(125,853)	(19,907)	(44,016)	28,484
Carrying amount of the investment	22,821		145,599		3,610
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	28,037	4,435	3,238	594
Carrying amount of the investment	89,481		62,217		14,153
Eberspaecher Yuchai Exhaust Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	1,377	218	(19,157)	(9,366)
Carrying amount of the investment	31,655		12,638		5,007
Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	454	$ 72	513	¥ (497)
Carrying amount of the investment	¥ 7,138		¥ 6,666		$ 1,129